COMMITMENTS AND CONTINGENCIES - Purchase Obligation (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Purchase obligation
2023	$ 218,487
2024	49,496
2025	24,246
2026	11,905
2027	$ 27,761